Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Capital	Reserves and other retained earnings	Effects of merger of companies under common control	Fair value reserve	Cash flow hedge	Income tax effects	Other Equity instruments	Retained earnings of prior years	Income for the year	Provision for mandatory dividends	Total attributable to shareholders of the Bank	Non-controlling interest	Total
Equity at Dec. 31, 2020	$ 891,303	$ 2,345,804	$ (2,224)	$ 101,696	$ (136,765)	$ 9,776		$ 27,171	$ 547,614	$ (164,284)	$ 3,620,091	$ 84,683	$ 3,704,774
Distribution of income from previous period								547,614	(547,614)
Equity	891,303	2,345,804	(2,224)	101,696	(136,765)	9,776		574,785		(164,284)	3,620,091	84,683	3,704,774
Increase/decrease capital and reserves							598,136				598,136		598,136
Dividends distributions / withdrawals made								(310,468)		164,284	(146,184)		(146,184)
Transfer of retained earnings to reserves		206,979						(206,979)
Provision for mandatory dividends										(252,740)	(252,740)		(252,740)
Subtotal		206,979					598,136	(517,447)		(88,456)	199,212		199,212
Other comprehensive income				(214,689)	(236,816)	122,948					(328,557)	(284)	(328,841)
Result of continuous operations									842,467		842,467	9,961	852,428
Result of discontinuous operations
Subtotal				(214,689)	(236,816)	122,948			842,467		513,910	9,677	523,587
Equity at Dec. 31, 2021	891,303	2,552,783	(2,224)	(112,993)	(373,581)	132,724	598,136	57,338	842,467	(252,740)	4,333,213	94,360	4,427,573
Distribution of income from previous period								842,467	(842,467)
Equity	891,303	2,552,783	(2,224)	(112,993)	(373,581)	132,724	598,136	899,805		(252,740)	4,333,213	94,360	4,427,573
Increase/decrease capital and reserves							(7,889)				(7,889)		(7,889)
Dividends distributions / withdrawals made								(464,977)		252,740	(212,237)		(212,237)
Transfer of retained earnings to reserves		309,982						(309,982)
Provision for mandatory dividends										(237,683)	(237,683)		(237,683)
Others												21	21
Subtotal		309,982					(7,889)	(774,959)		15,057	(457,809)	21	(457,788)
Other comprehensive income				2,863	254,743	(70,903)					186,703	(23)	186,680
Result of continuous operations									792,276		792,276	15,206	807,482
Result of discontinuous operations
Subtotal				2,863	254,743	(70,903)			792,276		978,979	15,183	994,162
Equity at Dec. 31, 2022	891,303	2,862,765	(2,224)	(110,130)	(118,838)	61,821	590,247	124,846	792,276	(237,683)	4,854,383	109,564	4,963,947
Distribution of income from previous period								792,276	(792,276)
Equity	891,303	2,862,765	(2,224)	(110,130)	(118,838)	61,821	590,247	917,122		(237,683)	4,854,383	109,564	4,963,947
Increase/decrease capital and reserves							18,474				18,474		18,474
Dividends distributions / withdrawals made								(485,191)			(485,191)		(485,191)
Transfer of retained earnings to reserves		300,069						(300,069)
Provision for mandatory dividends										88,762	88,762		88,762
Others												(49)	(49)
Subtotal		300,069					18,474	(785,260)		88,762	(377,955)	(49)	(378,004)
Other comprehensive income				18,534	203,254	(59,883)					161,905	810	162,715
Result of continuous operations									579,427		579,427	14,410	593,837
Result of discontinuous operations
Subtotal				18,534	203,254	(59,883)			579,427		741,332	15,220	756,552
Equity at Dec. 31, 2023	$ 891,303	$ 3,162,834	$ (2,224)	$ (91,596)	$ 84,416	$ 1,938	$ 608,721	$ 131,862	$ 579,427	$ (148,921)	$ 5,217,760	$ 124,735	$ 5,342,495